Note 9 - Debt (Details Textual)																				1 Months Ended		2 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Sep. 15, 2017 USD ($)	Sep. 05, 2017 USD ($)	May 17, 2017	May 16, 2017	May 15, 2017 USD ($)	Apr. 21, 2017	Feb. 24, 2017 USD ($)	Feb. 21, 2017 $ / shares	Feb. 20, 2017	Feb. 17, 2017 USD ($) shares	Aug. 05, 2016 USD ($)	Aug. 01, 2016 USD ($)	Jul. 20, 2016 USD ($)	May 13, 2016 USD ($)	May 11, 2016 USD ($)	Jan. 15, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 28, 2015 USD ($)	Jul. 13, 2015 USD ($)	Dec. 14, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Jun. 26, 2017 USD ($)	Jun. 30, 2017 USD ($)	Sep. 15, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 20, 2017 USD ($)	Dec. 23, 2015 USD ($)	Jul. 09, 2015 USD ($)
Notes Payable																						$ 8,878,000				$ 8,878,000
Short-term Borrowings, Amount Settled																						$ 21,122,000			$ 38,162,000
Debt Instrument, Interest Rate, Stated Percentage																						19.00%				19.00%
Debt Instrument, Decrease, Forgiveness																									$ 1,118,000
Stock Issued During Period, Value, New Issues																										$ 38,389,000
Amortization of Debt Discount (Premium)																										7,500,000
Dividends																										0	0	0
Amortization of Debt Issuance Costs																										1,640,000	163,000	538,000
Interest Expense, Related Party																										138,000	302,000	4,000
Debt Related Commitment Fees and Debt Issuance Costs																										366,000	207,000	16,000
Debt Issuance Costs, Net																						$ 2,038,000				2,038,000	1,546,000
Increase (Decrease) in Deferred Charges																										2,667,000	812,000
Xanthe Holdings Limited [Member] | Series C Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues | shares										7,500
Stock Issued During Period, Value, New Issues										$ 7,500,000																7,500,000
Dividends																										600,000
Unsecured Notes [Member]
Notes Payable																													$ 17,500,000
Series C Convertible Preferred Stock Accounted for as Debt [Member]
Arrangement, Commitment, and Legal Fees																										297,000
Series C Convertible Preferred Stock Accounted for as Debt [Member] | Xanthe Holdings Limited [Member]
Amortization of Debt Discount (Premium)																										7,500,000
Dividends																										600,000
First Crede Note [Member] | Unsecured Notes [Member]
Debt Instrument, Additional Revolving Options																													$ 5,000,000
Second Crede Note, First Revolving Option [Member] | Unsecured Notes [Member]
Debt Instrument, Additional Revolving Options																				$ 5,000,000
First and Second Crede Purchase Agreement [Member] | Unsecured Notes [Member]
Short-term Borrowings, Amount Settled																				$ 21,122,000
Interest on Debt for the First Ninety Days [Member] | Unsecured Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage																				2.00%
Interest on Debt for Ninety up to 180 Days [Member] | Unsecured Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage																				10.00%
Interest on Debt 180 Days and Thereafter [Member] | Unsecured Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage																				15.00%
Notes [Member]
Non Recurring Arrangement Fee																										$ 490,000
Notes [Member] | Xanthe Holdings Limited [Member]
Short-term Borrowings, Amount Settled	$ 2,020,000				$ 3,882,000																		$ 3,060,000
Debt Instrument, Decrease, Forgiveness					$ 1,118,000
Notes [Member] | Unsecured Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage																						6.00%				6.00%
Debt Instrument, Decrease, Forgiveness																										$ 1,118,000
Second Crede Note, Second Revolving Option [Member] | Unsecured Notes [Member]
Debt Instrument, Additional Revolving Options																				$ 5,000,000
ABN Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity												$ 64,400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 9,050,000
Debt Instrument, Default Clause, Minimum Retainable Common Shares Outstanding Percentage						30.00%
Debt Instrument, Default Clause Minimum Voting Rights Interest, Percentage						50.00%
Long-term Line of Credit																						$ 53,538,000				$ 53,538,000
ABN Bank [Member] | Tranche C First Repayment [Member]
Number of Consecutive Quarterly Installments												12
Debt Instrument, Periodic Payment												$ 550,000
ABN Bank [Member] | Tranche C Second Repayment [Member]
Number of Consecutive Quarterly Installments												12
Debt Instrument, Periodic Payment												$ 363,000
ABN Bank [Member] | Tranche C [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate												3.75%
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member]
Line of Credit Facility, Maximum Borrowing Capacity																		$ 44,400,000													$ 42,000,000
Line of Credit Facility, Increase in Margin																		0.15%
Debt Instrument, Net Asset Cover Ratio																		130.00%
Total Debt To Market Adjusted Total Assets Ratio Percentage																		75.00%
Minimum Free Liquidity																		$ 750,000
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																										3.90%
Debt Instrument, LIBOR Rate																						1.70%				1.70%
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | Tranche C [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																										3.75%
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | ABN Amro Facility, First Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																		4
Debt Instrument, Periodic Payment																		$ 500,000
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | ABN Amro Facility, Second Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																		4
Debt Instrument, Periodic Payment																		$ 512,500
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | ABN Amro Facility, Third Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																		4
Debt Instrument, Periodic Payment																		$ 525,000
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | ABN Amro Facility, Fourth Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																		12
Debt Instrument, Periodic Payment																		$ 387,500
ABN Bank [Member] | MT Eco Fleet [Member]
Line of Credit Facility, Maximum Borrowing Capacity																		22,200,000													21,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		11,400,000
Proceeds from Lines of Credit																	$ 1,200,000		$ 21,000,000
ABN Bank [Member] | M/T Eco Revolution [Member]
Line of Credit Facility, Maximum Borrowing Capacity																		22,200,000													$ 21,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		$ 11,400,000
Proceeds from Lines of Credit																$ 22,200,000
ABN Bank [Member] | M/T Nord Valiant [Member]
Proceeds from Lines of Credit											$ 20,000,000
Norddeutsche Landesbank Girozentrale Bank [Member]
Debt Instrument, Default Clause, Minimum Retainable Common Shares Outstanding Percentage			10.00%	20.00%
Long-term Line of Credit																						$ 20,116,000				$ 20,116,000
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member]
Line of Credit Facility, Maximum Borrowing Capacity															$ 23,185,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid															$ 9,480,000
Proceeds from Lines of Credit														$ 23,185,000
Total Debt To Market Adjusted Total Assets Ratio Percentage															75.00%
Debt Instrument, Net Asset Cover Ratio for the First Three Years															125.00%
Debt Instrument, Net Asset Cover Ratio, Thereafter															143.00%
Minimum Free Liquidity, Per Collaterlized Vessel															$ 750,000
Minimum Free Liquidity, Per Bareboated Charter-in Vessel															$ 500,000
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																										3.43%
Debt Instrument, LIBOR Rate																						1.70%				1.70%
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | NORD/LB Facility, First Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments															12
Line of Credit Facility, Periodic Payment															$ 511,000
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | NORD/LB Facility, Second Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments															16
Line of Credit Facility, Periodic Payment															$ 473,000
Alpha Bank of Greece [Member]
Long-term Line of Credit																						$ 22,150,000				$ 22,150,000
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member]
Line of Credit Facility, Maximum Borrowing Capacity													$ 23,350,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													$ 12,500,000
Proceeds from Lines of Credit							$ 23,350,000
Debt Instrument, Net Asset Cover Ratio																		125.00%
Total Debt To Market Adjusted Total Assets Ratio Percentage																		75.00%
Minimum Free Liquidity																		$ 750
EBITDA, Percent of Fixed Charges																		120.00%
Market Value Adjusted Net Worth																		$ 20,000
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																										3.50%
Debt Instrument, LIBOR Rate																						1.70%				1.70%
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member] | Alpha Facility, First Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments													12
Line of Credit Facility, Periodic Payment													$ 400,000
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member] | Alpha Facility, Second Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments													20
Line of Credit Facility, Periodic Payment													$ 303,000
AT Bank [Member]
Arrangement, Commitment, and Legal Fees																										$ 646,000
AT Bank [Member] | Predelivery Facility to Fund Hull No 2648 [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 8,993,000
Proceeds from Lines of Credit																					$ 1,499,000
Long-term Line of Credit																						$ 1,499,000				$ 1,499,000
Line of Credit Facility, Commitment Fee Percentage		4.25%
Debt Instrument, Number of Available Tranches		5
Debt Instrument, Number of Capital Expenditure Payments to be Made with Proceeds		5
Debt Covenant, Ratio of Total Net Debt to Fleet Value		75.00%
Minimum Free Liquidity, Per Collateralized Vessel		$ 750,000
Minimum Free Liquidity, Per Bareboated Chartered-in Vessel		$ 500,000
Debt Instrument, Applicable Three Month LIBOR, Rate																						1.70%				1.70%
Line of Credit Facility, Remaining Borrowing Capacity																						$ 7,494,000				$ 7,494,000
AT Bank [Member] | Predelivery Facility to Fund Hull No 2648 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		8.50%
AT Bank [Member] | M/T Eco Palm Desert [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 23,500,000
Number of Consecutive Quarterly Installments		20
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 17,000,000
Total Debt To Market Adjusted Total Assets Ratio Percentage		75.00%
Line of Credit Facility, Periodic Payment		$ 325,000
Debt Instrument, Net Asset Cover Ratio, Thereafter		140.00%
Minimum Free Liquidity, Per Collaterlized Vessel		$ 750,000
Minimum Free Liquidity, Per Bareboated Charter-in Vessel		$ 500,000
Debt Instrument, Net Asset Cover Ratio, Year One		115.00%
Debt Instrument, Net Asset Cover Ratio, Year Two		120.00%
Debt Instrument, Net Asset Cover Ratio, Year Three		125.00%
Line of Credit Facility, Commitment Fee Percentage		2.00%
AT Bank [Member] | M/T Eco Palm Desert [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		4.00%
Debt Instrument, Interest Rate, Effective Percentage																						1.70%				1.70%
Family Trading [Member]
Debt Extension Fee																										$ 625,000
Family Trading [Member] | Revolving Credit Facility [Member] | Immediate Family Member of Management or Principal Owner [Member]
Line of Credit Facility, Maximum Borrowing Capacity																														$ 15,000,000
Proceeds from Lines of Credit																										3,148,000
Long-term Line of Credit																						$ 0				$ 0	4,085,000
Line of Credit Facility, Commitment Fee Percentage								2.50%	5.00%
Debt Instrument, Interest Rate, Stated Percentage								10.00%	9.00%
Stock Issued During Period, Shares, New Issues | shares																										4
Line of Credit Facility, Remaining Borrowing Capacity																						11,852,000				$ 11,852,000
Debt Instrument, Term								3 years
Maximum Mandatory Cash Prepayment, Amount																								$ 3,500,000
Debt Instrument, Convertible, Threshold Consecutive Trading Days								20
Debt Instrument, Convertible, Conversion Price | $ / shares								$ 0.60
Repayments of Lines of Credit																										7,233,000
Accrued Liabilities																						1,198,000				1,198,000
Amortization of Debt Issuance Costs																										842,000
Interest Expense, Related Party																										111,000	302,000	4,000
Debt Related Commitment Fees and Debt Issuance Costs																										366,000	207,000	$ 16,000
Debt Issuance Costs, Net																						$ 341,000				341,000
ABN Amro, Family Trading and Atlantis Ventures Facilities [Member]
Non Recurring Arrangement Fee																											533,000
Non Recurring Financing Fee																										139,000	131,000
Legal Fees																											111,000
Line of Credit Facility, Commitment Fee Amount																											$ 37,000
Alpha Bank [Member]
Arrangement, Commitment, and Legal Fees																										$ 470,000